Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

(collectively, the “Specified Parties”)

Re:	PRM7 Commercial Mortgage Trust 2025-PRM7 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-PRM7 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 September 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 September 2025

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a fixed rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 9 October 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
c.	Use the “Remaining Term to Maturity (Months),” as shown on the Final Data File, for the remaining interest-only period of the Mortgage Loan and Mezzanine Loan (the “Remaining IO Term (Months)”),
d.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”) and
e.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Closing Date Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Closing Date Balance,
d.	Mezzanine Loan Closing Date Balance,
e.	Mortgage Loan Maturity Date Balance and
f.	Mezzanine Loan Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Closing Date Balance and
iii.	Total Loan Balloon Balance

of the Total Debt associated with the Mortgage Loan, and with respect to i. and ii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment,

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 5 of 8

10.	Using the:

a.       Mezzanine Loan Original Balance,

b.	Mezzanine Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment and
ii.	Mezzanine Loan Annual Debt Service Payment

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment,” as shown on the Final Data File.

11.	Using the:
a.	Mortgage Loan Monthly Debt Service Payment,
b.	Mezzanine Loan Monthly Debt Service Payment,
c.	Mortgage Loan Annual Debt Service Payment and
d.	Mezzanine Loan Annual Debt Service Payment,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment and
ii.	Total Loan Annual Debt Service Payment

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

12.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Mezzanine Loan Closing Date Balance,
c.	Mortgage Loan Maturity Date Balance,
d.	Individual As-Is Appraised Value,
e.	Portfolio Appraised Value,
f.	Mortgage Loan Annual Debt Service Payment,
g.	UW Net Operating Income,
h.	UW Net Cash Flow,
i.	Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial and
j.	Unit Mix (Available Units) Total Units Including Parking, Other and Commercial,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Closing Date Balance per SF,
iv.	Mortgage Loan Closing Date Balance per Unit,
v.	Mezzanine Loan Closing Date Balance per SF,
vi.	Mezzanine Loan Closing Date Balance per Unit,
vii.	Individual As-Is Appraised Value per SF,
viii.	Portfolio Appraised Value per SF,
ix.	Mortgage Loan Closing Date LTV (Aggregate Individual As-is Values),
x.	Mortgage Loan Balloon LTV (Aggregate Individual As-is Values),
xi.	Mortgage Loan Closing Date LTV (Portfolio Value),
xii.	Mortgage Loan Balloon LTV (Portfolio Value),
xiii.	Mortgage Loan UW NOI Debt Yield and
xiv.	Mortgage Loan UW NCF Debt Yield

of the Mortgage Loan, and with respect to iii. through vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through viii. above to two decimal places and
b.	Round the characteristics listed in ix. through xiv. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 8

13.	Using the:
a.	Total Loan Closing Date Balance,
b.	Total Loan Balloon Balance,
c.	Individual As-Is Appraised Value,
d.	Portfolio Appraised Value,
e.	Total Loan Annual Debt Service Payment,
f.	UW Net Operating Income,
g.	UW Net Cash Flow,
h.	Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial and
i.	Unit Mix (Available Units) Total Units Including Parking, Other and Commercial,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan UW NOI DSCR,
ii.	Total Loan UW NCF DSCR,
iii.	Total Loan Closing Date Balance per SF,
iv.	Total Loan Closing Date Balance per Unit,
v.	Total Loan Closing Date LTV (Aggregate Individual As-is Values),
vi.	Total Loan Balloon LTV (Aggregate Individual As-is Values),
vii.	Total Loan Closing Date LTV (Portfolio Value),
viii.	Total Loan Balloon LTV (Portfolio Value),
ix.	Total Loan UW NOI Debt Yield and
x.	Total Loan UW NCF Debt Yield

of the Total Debt associated with the Mortgage Loan, and with respect to iii. and iv. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

14.	Using the:
a.	Square Footage (Available SF) Total Self Storage Square Footage,
b.	Square Footage (Available SF) Climate Controlled and
c.	Square Footage (Available SF) Regular,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (Available SF) Climate Controlled and
ii.	% of Square Footage (Available SF) Regular

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

15.	Using the:
a.	Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial,
b.	Square Footage (Available SF) Total Self Storage Square Footage,
c.	Square Footage (Available SF) Parking,
d.	Square Footage (Available SF) Other and
e.	Square Footage (Available SF) Commercial,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (Available SF) Self Storage SF % of Total,
ii.	% of Square Footage (Available SF) Parking,
iii.	% of Square Footage (Available SF) Other,
iv.	% of Square Footage (Available SF) Commercial and
v.	% of Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial % of Total

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan Closing Date Balance” of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the “Total Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Total Loan Closing Date Balance” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	29 September 2025

Cash Management Agreement (see Note 1)	23 September 2025

Consolidated Promissory Note (see Note 1)	23 September 2025

Note Splitter Agreement (see Note 1)	23 September 2025

Guaranty Agreement (see Note 1)	23 September 2025

Environmental Indemnity Agreement (see Note 1)	23 September 2025

Administrative Fee Schedule (see Note 1)	Not Dated

Allocated Loan Amount Schedule (see Note 1)	26 September 2025

Intercreditor Agreement (see Note 1)	29 September 2025

Mezzanine Loan Agreement (see Note 1)	30 September 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	18 September 2025

Engineering Reports (see Note 1)	Various

Phase I Environmental Reports (see Note 1)	24 September 2025

Seismic Risk Assessments	Various

Pro Forma Title Policies (see Note 1)	Various

Management Agreement Documents (see Note 1)	23 September 2025

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	15 August 2025

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Historical Occupancy Support	Not Dated

Historical Capital Expenditure Support	Not Dated

Lease Agreement Documents	Various

Insurance Risk Analysis (see Note 1)	Not Dated

Cost Basis Overview	Not Dated

Trepp Screenshot(s)	Not Dated

Zoning Matrix	Not Dated

Months of Income and Expenses Summary	Not Dated

Condominium Documents	10 July 2018

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 13

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report or Engineering Report
City	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
County	Appraisal Report
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Date Acquired	Underwriter’s Summary Report
Previous Securitization	Trepp Screnshot(s)
Ownership Interest	Pro Forma Title Policy
Unit Mix (Available Units) Regular	Underwriter’s Summary Report
Unit Mix (Available Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Available Units) Total Self Storage Units	Underwriter’s Summary Report
Unit Mix (Available Units) Parking	Underwriter’s Summary Report
Unit Mix (Available Units) Other	Underwriter’s Summary Report
Unit Mix (Available Units) Commercial	Underwriter’s Summary Report
Unit Mix (Available Units) Total Units Including Parking, Other and Commercial	Underwriter’s Summary Report
Square Footage (Available SF) Regular	Underwriter’s Summary Report
Square Footage (Available SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Available SF) Total Self Storage Square Footage	Underwriter’s Summary Report
Square Footage (Available SF) Parking	Underwriter’s Summary Report
Square Footage (Available SF) Other	Underwriter’s Summary Report
Square Footage (Available SF) Commercial	Underwriter’s Summary Report
Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial	Underwriter’s Summary Report
Unit Mix (Occupied Units) Regular	Underwriter’s Summary Report
Unit Mix (Occupied Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Self Storage Units	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 13

Property Information: (continued)

Characteristic	Source Document(s)

Unit Mix (Occupied Units) Parking	Underwriter’s Summary Report
Unit Mix (Occupied Units) Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Commercial	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Units Including Parking, Other and Commercial	Underwriter’s Summary Report
Square Footage (Occupied SF) Regular	Underwriter’s Summary Report
Square Footage (Occupied SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Occupied SF) Total Self Storage SF	Underwriter’s Summary Report
Square Footage (Occupied SF) Parking	Underwriter’s Summary Report
Square Footage (Occupied SF) Other	Underwriter’s Summary Report
Square Footage (Occupied SF) Commercial	Underwriter’s Summary Report
Square Footage (Occupied SF) Total Square Footage Including Parking, Other and Commercial	Underwriter’s Summary Report
Self Storage Occupancy (%) (based on SF)	Underwriter’s Summary Report
Storage Occupancy (%) (based on SF)	Underwriter’s Summary Report
Total Occupancy Including Parking, Other and Commercial SF (based on SF) (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 13

Third Party Information:

Characteristic	Source Document(s)

Individual As-is Appraiser	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraisal Appraiser	Portfolio Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Portfolio Appraised Value Premium	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Seismic Zone	Engineering Report
PML %	Seismic Risk Assessment
Seismic Report Date	Seismic Risk Assessment
Environmental Phase I Report Provider	Phase I Environmental Report
Environmental Phase I Report Date	Phase I Environmental Report
Earthquake Insurance Required	Insurance Risk Analysis
Terrorism Insurance Required	Insurance Risk Analysis
Environmental Insurance Required (Y/N)	Insurance Risk Analysis
Blanket Insurance Policy (Yes/No)	Insurance Risk Analysis

Exhibit 2 to Attachment A Page 4 of 13

Underwriting Information:

Characteristic	Source Document(s)

2021 Annualized Months of Income and Expenses	Months of Income and Expenses Summary
2022 Months of Income and Expenses	Months of Income and Expenses Summary
2023 Months of Income and Expenses	Months of Income and Expenses Summary
2024 Months of Income and Expenses	Months of Income and Expenses Summary
July 2025 TTM Months of Income and Expenses	Months of Income and Expenses Summary
2021 Annualized Storage Rental Income	Underwriter’s Summary Report
2022 Storage Rental Income	Underwriter’s Summary Report
2023 Storage Rental Income	Underwriter’s Summary Report
2024 Storage Rental Income	Underwriter’s Summary Report
July 2025 TTM Storage Rental Income	Underwriter’s Summary Report
UW Storage Rental Income	Underwriter’s Summary Report
2021 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
2022 Potential Income from Vacant Units	Underwriter’s Summary Report
2023 Potential Income from Vacant Units	Underwriter’s Summary Report
2024 Potential Income from Vacant Units	Underwriter’s Summary Report
July 2025 TTM Potential Income from Vacant Units	Underwriter’s Summary Report
UW Potential Income from Vacant Units	Underwriter’s Summary Report
2021 Annualized Gross Potential Income	Underwriter’s Summary Report
2022 Gross Potential Income	Underwriter’s Summary Report
2023 Gross Potential Income	Underwriter’s Summary Report
2024 Gross Potential Income	Underwriter’s Summary Report
July 2025 TTM Gross Potential Income	Underwriter’s Summary Report
UW Gross Potential Income	Underwriter’s Summary Report
2021 Annualized Economic Vacancy	Underwriter’s Summary Report
2022 Economic Vacancy	Underwriter’s Summary Report
2023 Economic Vacancy	Underwriter’s Summary Report
2024 Economic Vacancy	Underwriter’s Summary Report
July 2025 TTM Economic Vacancy	Underwriter’s Summary Report
UW Economic Vacancy	Underwriter’s Summary Report
2021 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
2022 Gross Potential Income Before Other Income	Underwriter’s Summary Report
2023 Gross Potential Income Before Other Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 13

Underwriting Information:

Characteristic	Source Document(s)

2024 Gross Potential Income Before Other Income	Underwriter’s Summary Report
July 2025 TTM Gross Potential Income Before Other Income	Underwriter’s Summary Report
UW Gross Potential Income Before Other Income	Underwriter’s Summary Report
2021 Annualized Late & Application Fees	Underwriter’s Summary Report
2022 Late & Application Fees	Underwriter’s Summary Report
2023 Late & Application Fees	Underwriter’s Summary Report
2024 Late & Application Fees	Underwriter’s Summary Report
July 2025 TTM Late & Application Fees	Underwriter’s Summary Report
UW Late & Application Fees	Underwriter’s Summary Report
2021 Annualized Other Income	Underwriter’s Summary Report
2022 Other Income	Underwriter’s Summary Report
2023 Other Income	Underwriter’s Summary Report
2024 Other Income	Underwriter’s Summary Report
July 2025 TTM Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
2021 Annualized Effective Gross Income - Storage	Underwriter’s Summary Report
2022 Effective Gross Income - Storage	Underwriter’s Summary Report
2023 Effective Gross Income - Storage	Underwriter’s Summary Report
2024 Effective Gross Income - Storage	Underwriter’s Summary Report
July 2025 TTM Effective Gross Income - Storage	Underwriter’s Summary Report
UW Effective Gross Income - Storage	Underwriter’s Summary Report
2021 Annualized RevPAF - Storage	Underwriter’s Summary Report
2022 RevPAF - Storage	Underwriter’s Summary Report
2023 RevPAF - Storage	Underwriter’s Summary Report
2024 RevPAF - Storage	Underwriter’s Summary Report
July 2025 TTM RevPAF - Storage	Underwriter’s Summary Report
UW RevPAF - Storage	Underwriter’s Summary Report
2021 Annualized Commercial Base Rent	Underwriter’s Summary Report
2022 Commercial Base Rent	Underwriter’s Summary Report
2023 Commercial Base Rent	Underwriter’s Summary Report
2024 Commercial Base Rent	Underwriter’s Summary Report
July 2025 TTM Commercial Base Rent	Underwriter’s Summary Report
UW Commercial Base Rent	Underwriter’s Summary Report
2021 Annualized Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
2022 Commercial Potential Income from Vacant Space	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 13

Underwriting Information: (continued)

Characteristic	Source Document(s)

2023 Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
2024 Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
July 2025 TTM Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
UW Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
2021 Annualized Commercial Expense Reimbursements	Underwriter’s Summary Report
2022 Commercial Expense Reimbursements	Underwriter’s Summary Report
2023 Commercial Expense Reimbursements	Underwriter’s Summary Report
2024 Commercial Expense Reimbursements	Underwriter’s Summary Report
July 2025 TTM Commercial Expense Reimbursements	Underwriter’s Summary Report
UW Commercial Expense Reimbursements	Underwriter’s Summary Report
2021 Annualized Gross Potential Commercial Income	Underwriter’s Summary Report
2022 Gross Potential Commercial Income	Underwriter’s Summary Report
2023 Gross Potential Commercial Income	Underwriter’s Summary Report
2024 Gross Potential Commercial Income	Underwriter’s Summary Report
July 2025 TTM Gross Potential Commercial Income	Underwriter’s Summary Report
UW Gross Potential Commercial Income	Underwriter’s Summary Report
2021 Annualized Commercial Economic Vacancy	Underwriter’s Summary Report
2022 Commercial Economic Vacancy	Underwriter’s Summary Report
2023 Commercial Economic Vacancy	Underwriter’s Summary Report
2024 Commercial Economic Vacancy	Underwriter’s Summary Report
July 2025 TTM Commercial Economic Vacancy	Underwriter’s Summary Report
UW Commercial Economic Vacancy	Underwriter’s Summary Report
2021 Annualized Commercial Other Income	Underwriter’s Summary Report
2022 Commercial Other Income	Underwriter’s Summary Report
2023 Commercial Other Income	Underwriter’s Summary Report
2024 Commercial Other Income	Underwriter’s Summary Report
July 2025 TTM Commercial Other Income	Underwriter’s Summary Report
UW Commercial Other Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 13

Underwriting Information: (continued)

Characteristic	Source Document(s)

2021 Annualized Effective Gross Income - Commercial	Underwriter’s Summary Report
2022 Effective Gross Income - Commercial	Underwriter’s Summary Report
2023 Effective Gross Income - Commercial	Underwriter’s Summary Report
2024 Effective Gross Income - Commercial	Underwriter’s Summary Report
July 2025 TTM Effective Gross Income - Commercial	Underwriter’s Summary Report
UW Effective Gross Income - Commercial	Underwriter’s Summary Report
2021 Annualized Effective Gross Income - Total	Underwriter’s Summary Report
2022 Effective Gross Income - Total	Underwriter’s Summary Report
2023 Effective Gross Income - Total	Underwriter’s Summary Report
2024 Effective Gross Income - Total	Underwriter’s Summary Report
July 2025 TTM Effective Gross Income - Total	Underwriter’s Summary Report
UW Effective Gross Income - Total	Underwriter’s Summary Report
2021 Annualized Management Fee	Underwriter’s Summary Report
2022 Management Fee	Underwriter’s Summary Report
2023 Management Fee	Underwriter’s Summary Report
2024 Management Fee	Underwriter’s Summary Report
July 2025 TTM Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2021 Annualized Payroll & Benefits	Underwriter’s Summary Report
2022 Payroll & Benefits	Underwriter’s Summary Report
2023 Payroll & Benefits	Underwriter’s Summary Report
2024 Payroll & Benefits	Underwriter’s Summary Report
July 2025 TTM Payroll & Benefits	Underwriter’s Summary Report
UW Payroll & Benefits	Underwriter’s Summary Report
2021 Annualized Cost of Goods Sold	Underwriter’s Summary Report
2022 Cost of Goods Sold	Underwriter’s Summary Report
2023 Cost of Goods Sold	Underwriter’s Summary Report
2024 Cost of Goods Sold	Underwriter’s Summary Report
July 2025 TTM Cost of Goods Sold	Underwriter’s Summary Report
UW Cost of Goods Sold	Underwriter’s Summary Report
2021 Annualized Utilities	Underwriter’s Summary Report
2022 Utilities	Underwriter’s Summary Report
2023 Utilities	Underwriter’s Summary Report
2024 Utilities	Underwriter’s Summary Report
July 2025 TTM Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 8 of 13

Underwriting Information: (continued)

Characteristic	Source Document(s)

2021 Annualized Repairs & Maintenance	Underwriter’s Summary Report
2022 Repairs & Maintenance	Underwriter’s Summary Report
2023 Repairs & Maintenance	Underwriter’s Summary Report
2024 Repairs & Maintenance	Underwriter’s Summary Report
July 2025 TTM Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
2021 Annualized Marketing & Advertising	Underwriter’s Summary Report
2022 Marketing & Advertising	Underwriter’s Summary Report
2023 Marketing & Advertising	Underwriter’s Summary Report
2024 Marketing & Advertising	Underwriter’s Summary Report
July 2025 TTM Marketing & Advertising	Underwriter’s Summary Report
UW Marketing & Advertising	Underwriter’s Summary Report
2021 Annualized General & Administrative	Underwriter’s Summary Report
2022 General & Administrative	Underwriter’s Summary Report
2023 General & Administrative	Underwriter’s Summary Report
2024 General & Administrative	Underwriter’s Summary Report
July 2025 TTM General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
2021 Annualized Insurance	Underwriter’s Summary Report
2022 Insurance	Underwriter’s Summary Report
2023 Insurance	Underwriter’s Summary Report
2024 Insurance	Underwriter’s Summary Report
July 2025 TTM Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2021 Annualized Real Estate Taxes	Underwriter’s Summary Report
2022 Real Estate Taxes	Underwriter’s Summary Report
2023 Real Estate Taxes	Underwriter’s Summary Report
2024 Real Estate Taxes	Underwriter’s Summary Report
July 2025 TTM Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2021 Annualized Total Expenses	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
July 2025 TTM Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2021 Annualized Net Operating Income	Underwriter’s Summary Report
2022 Net Operating Income	Underwriter’s Summary Report
2023 Net Operating Income	Underwriter’s Summary Report
2024 Net Operating Income	Underwriter’s Summary Report
July 2025 TTM Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 9 of 13

Underwriting Information: (continued)

Characteristic	Source Document(s)

2021 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
2022 Replacement Reserves - Storage	Underwriter’s Summary Report
2023 Replacement Reserves - Storage	Underwriter’s Summary Report
2024 Replacement Reserves - Storage	Underwriter’s Summary Report
July 2025 TTM Replacement Reserves - Storage	Underwriter’s Summary Report
UW Replacement Reserves - Storage	Underwriter’s Summary Report
2021 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
2022 Replacement Reserves - Commercial	Underwriter’s Summary Report
2023 Replacement Reserves - Commercial	Underwriter’s Summary Report
2024 Replacement Reserves - Commercial	Underwriter’s Summary Report
July 2025 TTM Replacement Reserves - Commercial	Underwriter’s Summary Report
UW Replacement Reserves - Commercial	Underwriter’s Summary Report
2021 Annualized Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2022 Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2023 Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2024 Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
July 2025 TTM Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
UW Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2021 Annualized Net Cash Flow	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
2024 Net Cash Flow	Underwriter’s Summary Report
July 2025 TTM Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 10 of 13

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Debt Service Reserve Cap ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Other Reserve Cap ($)	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

First Loan Payment Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period- Late Fee	Mortgage Loan Agreement
Grace Period- Default	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Release Provisions (Yes/No)	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Administrative Fee Rate (%)	Administrative Fee Schedule

Exhibit 2 to Attachment A Page 11 of 13

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Original Balance	Allocated Loan Amount Schedule
Mezzanine Loan Original Balance	Allocated Loan Amount Schedule
Lockout Expiration Date	Mortgage Loan Agreement
Prepayment / Defeasance Begin Date	Mortgage Loan Agreement
Prepayment / Defeasance End Date	Mortgage Loan Agreement
Open Period Begin Date	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Future Debt Permitted (Yes/No)	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Tenant in Common (Yes/No)?	Mortgage Loan Agreement
Delaware Statutory Trust (Yes/No)?	Mortgage Loan Agreement
Carve-out Guarantor	Mortgage Loan Agreement
Recourse	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Property Manager	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Name of Mezzanine Lenders	Mezzanine Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the:
a.	Interest Calculation (30/360 / Actual/360),
b.	Amort Type,
c.	First Loan Payment Date and
d.	Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 12 of 13

4.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Prepayment / Defeasance Begin Date,
e.	Prepayment / Defeasance End Date,
f.	Open Period Begin Date and
g.	Open Period (Payments)

characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).
8.	For the purpose of comparing the “Individual As-Is Appraised Value” characteristic for the Property identified on the Preliminary Data File as “Prime Storage of Salem,” the Depositor instructed us to combine the excess land value with the as-is appraised value, as shown in the applicable appraisal report Source Document.

Exhibit 2 to Attachment A Page 13 of 13
9.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML %” characteristics only for any Property that contains a seismic risk assessment Source Document. For any Property that does not contain a seismic risk assessment Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML %” characteristics.

10.	For the purpose of comparing the “Ownership Interest” characteristic for the Property identified on the Preliminary Data File as “Prime Storage of Marietta - Delk Road,” the Depositor instructed us to show “Fee Simple.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property No. (ranked by Mortgage ALA)
Property Name
Mortgage Loan Seller
Origination Date
Loan Purpose
Due on Sale
Due on Encumbrance
Sponsor
Mortgage Loan Coupon
Mezzanine Loan Coupon
Environmental Phase II Report Provider
Environmental Phase II Report Date
Property Located Within a Qualified Opportunity Zone (Y/N)
Upfront RE Tax Reserve ($)
Upfront Insurance Reserve ($)
Upfront Deferred Maintenance Reserve ($)
Upfront Other Reserve ($)
Ongoing Other Reserve ($)
Other Reserve Description

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.